Pension and Retirement Allowance Plans (Narrative) (Details)	12 Months Ended						12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2010 USD ($)	Mar. 31, 2011 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Domestic Plans [Member] USD ($)	Mar. 31, 2010 Domestic Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] JPY (¥)	Mar. 31, 2011 Foreign Plans [Member] USD ($)	Mar. 31, 2010 Foreign Plans [Member] JPY (¥)	Mar. 31, 2009 Foreign Plans [Member] JPY (¥)
Investment in equity securities							40.00%	40.00%		30.00%	30.00%
Investment in debt securities							20.00%	20.00%		55.00%	55.00%
Investment in other investment vehicles							40.00%	40.00%		15.00%	15.00%
Fair value of Level 3 assets			¥ 10,966,000,000	¥ 5,816,000,000	¥ 4,293,000,000	$ 112,048,000				¥ 10,966,000,000	$ 132,121,000	¥ 9,300,000,000	¥ 7,382,000,000
Ricoh expects to contribute to its pension plans	12,030,000,000
Estimated net actuarial loss	6,516,000,000						91,275,000,000	1,099,699,000	93,161,000,000	20,902,000,000	251,831,000	21,185,000,000
Estimated net prior service credit	(4,315,000,000)
Cost of defined contribution plans		$ 79,759,000	¥ 6,620,000,000	¥ 5,768,000,000	¥ 6,768,000,000